Share Capital (Details) - Schedule of Continuity Outstanding Share Purchase Warrants - Warrant [Member] - $ / shares		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023		Dec. 31, 2022
Share Capital (Details) - Schedule of Continuity Outstanding Share Purchase Warrants [Line Items]
Number Outstanding, Beginning Balance	11,219	329,908	[1]	18,692
Weighted Average Exercise Price, Beginning Balance	$ 866.4	$ 91.84	[1]	$ 1,639.2
Number Outstanding,Exercised	(4,536)	(252,625)
Weighted Average Exercise Price, Exercised	$ 1,010.4	$ 17.6
Number Outstanding,Expired	(2,052)			(11,662)
Weighted Average Exercise Price, Expired	$ 1,010.4			$ 1,540.8
Number Outstanding,Issued	14,061	10,938		322,878
Weighted Average Exercise Price, Issued	$ 1,800	$ 14.4		$ 54.72
Number Outstanding, Ending Balance	18,692	88,221	[2]	329,908	[1]
Weighted Average Exercise Price, Ending Balance	$ 1,639.2	$ 295.05	[2]	$ 91.84	[1]

[1]	Unit A warrant balance is 7,030 as of December 31, 2022.
[2]	Unit A warrant balance is 7,030 as of September 30, 2023.